Segment information - Segment contribution and reconciliation to income/(loss) before taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total segment contribution			$ 2,231	$ 1,936	$ 1,788
Amortization of intangible assets			(745)	(653)	(590)
Impairment charges on intangible assets	$ (61)		0	(62)	(225)
General & administration (corporate)			(272)	(255)	(251)
Separation costs			0	0	(36)
Transformation costs			(139)	(119)	(68)
Fair value adjustments to contingent consideration liabilities			17	23	42
Past service costs for post-employment benefit plan amendments			0	0	18
Acquisition and integration related costs			(48)	(64)	0
Release of contingent liability related to a recent acquisition			58	0	0
Other			(63)	(134)	(98)
Operating income			1,039	672	580
Interest expense			(189)	(134)	(120)
Other financial income & expense			(18)	(75)	(42)
Income before taxes			832	463	418
Total depreciation of property, plant & equipment			(385)	(330)	(323)
Total depreciation of right-of-use assets			(91)	(76)	(81)
Total impairment charges on property, plant & equipment, net			0	(2)	0
Total equity-based compensation			(159)	(152)	(151)
Not allocated to segments
Disclosure of operating segments [line items]
Total depreciation of property, plant & equipment			(4)	(1)	0
Total equity-based compensation			(17)	(17)	(17)
Surgical
Disclosure of operating segments [line items]
Total segment contribution			1,454	1,336	1,184
Impairment charges on intangible assets		$ (178)	0	(60)
Surgical | Operating segments
Disclosure of operating segments [line items]
Total depreciation of property, plant & equipment			(144)	(131)	(129)
Total depreciation of right-of-use assets			(49)	(46)	(50)
Total impairment charges on property, plant & equipment, net			0	(2)	0
Total equity-based compensation			(78)	(74)	(74)
Vision Care
Disclosure of operating segments [line items]
Total segment contribution			777	600	604
Impairment charges on intangible assets			0	(2)	(47)
Vision Care | Operating segments
Disclosure of operating segments [line items]
Total depreciation of property, plant & equipment			(237)	(198)	(194)
Total depreciation of right-of-use assets			(42)	(30)	(31)
Total equity-based compensation			$ (64)	$ (61)	$ (60)